SCHEDULE OF EXPECTED AMORTIZATION EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Remainder of 2022	$ 2,816
2023	5,632	5,632
2024	5,632	5,632
2025	5,632	5,632
2026	5,268	5,632
2026		5,632
Thereafter	39,355	44,211
Total	64,335	72,371	$ 530
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2022	2,071
2023	4,143	4,143
2024	4,143	4,143
2025	4,143	4,143
2026	4,143	4,143
2026		4,143
Thereafter	36,737	40,433
Total	53,783	61,132
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2022	463
2023	925	925
2024	925	925
2025	925	925
2026	925	925
2026		925
Thereafter	2,618	3,778
Total	8,094	8,556
Patents, Licenses and Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2022	282
2023	564	564
2024	564	564
2025	564	564
2026	200	564
2026		564
Thereafter
Total	$ 2,458	$ 2,683	$ 530